Unaudited Interim Condensed Consolidated Balance Sheets	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
CURRENT ASSETS
Cash and cash equivalents	¥ 502,705,130	$ 70,537,286	¥ 338,175,706
Short-term investments	659,278,049	92,506,882	435,659,383
Accounts receivable, net	21,597,219	3,030,423	23,721,996
Prepaid services fees	56,255,365	7,893,496	48,694,021
Other receivables and prepaid expenses	14,241,560	1,998,311	10,475,174
Deferred tax assets	55,723	7,819	987,848
Total current assets	1,254,133,046	175,974,217	857,714,128
NON-CURRENT ASSETS
Property and equipment, net	89,722,709	12,589,481	92,134,718
Equity investments	11,521,358	1,616,624	11,500,708
Prepaid expenses and deposits	16,536	2,320	32,600
Prepayments	69,089,480	9,694,320	69,089,480
Operating lease right-of-use assets	1,250,509	175,466	538,987
Total non-current assets	171,600,592	24,078,211	173,296,493
Total assets	1,425,733,638	200,052,428	1,031,010,621
CURRENT LIABILITIES
Accounts payable	23,390,988	3,282,117	30,152,570
Advance from customers	13,792,056	1,935,238	10,387,169
Other payables and accrued liabilities	322,574,923	45,262,239	170,485,403
Bank loans	17,854,286	2,505,232	13,500,000
Operating lease liabilities – current	761,427	106,840	432,474
Convertible notes payable	145,743,060	20,450,000
Taxes payable	7,546,283	1,058,860	7,430,848
Total current liabilities	532,755,797	74,753,859	233,474,476
NONCURRENT LIABILITIES
Operating lease liabilities – noncurrent	403,330	56,593
Total noncurrent liabilities	20,508,212	2,877,618	35,991,345
Total liabilities	553,264,009	77,631,477	269,465,821
COMMITMENTS AND CONTINGENCIES (refer to Note 16)
SHAREHOLDERS’ EQUITY
Additional paid-in capital	1,651,937,055	231,792,258	1,608,052,978
Accumulated deficits	(932,667,280)	(130,867,610)	(940,331,198)
Statutory reserves	25,647,972	3,598,806	25,647,972
Accumulated other comprehensive income	4,757,613	667,567	59,475,542
Total WiMi Hologram Cloud, Inc. shareholders’ equity	749,806,136	105,209,370	752,976,070
NONCONTROLLING INTERESTS	122,663,493	17,211,581	8,568,730
Total equity	872,469,629	122,420,951	761,544,800
Total liabilities and shareholders’ equity	1,425,733,638	200,052,428	1,031,010,621
Related Party
CURRENT LIABILITIES
Amount due to related party – current	1,092,774	153,333	1,086,012
NONCURRENT LIABILITIES
Amount due to related party – noncurrent	20,104,882	2,821,025	35,991,345
Class A Ordinary Shares
SHAREHOLDERS’ EQUITY
Common stock value	13,095	1,837	13,095
Class B Ordinary Shares
SHAREHOLDERS’ EQUITY
Common stock value	¥ 117,681	$ 16,512	¥ 117,681